Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)
At cost:
Property and equipment, gross	¥ 3,994,348	$ 28,005	¥ 3,559,257
Accumulated depreciation	(3,066,490)	(21,500)	(2,239,373)
Property and equipment, net	927,858	6,505	1,319,884
Office equipment [Member]
At cost:
Property and equipment, gross	¥ 3,994,348	$ 28,005	¥ 3,559,257